Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class A
Trading Symbol	LGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.03%
[1]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Value Fund returned 32.79%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	32.79	14.56	9.97
Class A (with sales charge)	25.48	13.21	9.32
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,968,805,710
Holdings Count | $ / shares	74	[2]
Advisory Fees Paid, Amount	$ 16,524,087
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class A shares will not exceed 1.01%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class C
Trading Symbol	LMVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$202	1.74%
[3]
Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Value Fund returned 31.83%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	31.83	13.75	9.20
Class C (with sales charge)	30.88	13.75	9.20
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,968,805,710
Holdings Count | $ / shares	74	[4]
Advisory Fees Paid, Amount	$ 16,524,087
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class C shares will not exceed 1.74%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class FI
Trading Symbol	LMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$134	1.15%
[5]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Value Fund returned 32.59%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	32.59	14.42	9.86
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,968,805,710
Holdings Count | $ / shares	74	[6]
Advisory Fees Paid, Amount	$ 16,524,087
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class FI shares will not exceed 1.14%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class R
Trading Symbol	LMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$149	1.28%
[7]
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Value Fund returned 32.42%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	32.42	14.16	9.58
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,968,805,710
Holdings Count | $ / shares	74	[8]
Advisory Fees Paid, Amount	$ 16,524,087
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class R shares will not exceed 1.39%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class I
Trading Symbol	LMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	0.79%
[9]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Value Fund returned 33.08%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	33.08	14.83	10.23
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,968,805,710
Holdings Count | $ / shares	74	[10]
Advisory Fees Paid, Amount	$ 16,524,087
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class I shares will not exceed 0.79%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class IS
Trading Symbol	CBVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund (previously known as ClearBridge Value Trust) for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$82	0.70%
[11]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Value Fund returned 33.20%. The Fund compares its performance to the Russell 1000 Value Index, which returned 30.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Vistra, a merchant power company within the utilities sector, saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from artificial intelligence (AI) development and implementation.

↑
Constellation Energy, a U.S. energy company within the utilities sector, also saw its share price rise due to the long-term expectations of power price strength on the back of greater electricity demand from AI development and implementation.

↑
Meta Platforms, a social media platforms and leading digital advertising provider within the communication services sector, as its stock moved higher following a blowout of its fourth quarter earnings release. The company guided to first quarter of 2024 revenue far exceeding consensus expectations while simultaneously keeping operating expenses and capex spending intentions flat with prior expectations.

Top detractors from performance:
↓
Noble, a leading offshore drilling contractor for the oil and gas industry within the energy sector, as its stock slid lower following oil prices, over demand concerns stemming from lackluster Chinese economic data and signs of lower global manufacturing.

↓
Atkore, a manufacturer of electrical, mechanical, safety, and infrastructure products and solutions within the industrials sector, share price declined amid a series of quarter performances which fell short of market expectations. Additionally, the company faced stiff headwinds stemming from increased costs of inputs from Mexico, which have weighed on operating margins.

↓
CVS Health, a health solutions company, within the health care sector was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (6/3/2022)
Class IS	33.20	13.61
Russell 3000 Index	37.86	15.64
Russell 1000 Value Index	30.98	9.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,968,805,710
Holdings Count | $ / shares	74	[12]
Advisory Fees Paid, Amount	$ 16,524,087
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,968,805,710
Total Number of Portfolio Holdings*	74
Total Management Fee Paid	$16,524,087
Portfolio Turnover Rate	54%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s name was changed from ClearBridge Value Trust to ClearBridge Value Fund.
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documentshttps://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.